                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: September 30, 2009

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                                Name:  Mark Saussy
                                Title: Managing Director
                                Phone: 229-226-8839

                      Signature, Place, and Date of Signing

            /s/ Mark C. Saussy    Thomasville, GA    16-Nov-09
            ------------------    ----------------   ---------
               [Signature]          [City, State]      [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

      Form 13F File Number               Name
      --------------------               ----
      28-2013                      Harris Associates, LP
      28-41980                     Select Equity Group, Inc.
      28-3459                      Smith Asset Management Group, LP
      28-01474                     NWQ Investment Management Company, LLC

                                         Report Summary:

      Number of Other Included Managers:              None
                                                  -----------
      Form 13F Information Table Entry Total:          64
                                                  -----------
      Form 13F Information Table Value Total:     $108,233.41
                                                  -----------
                                                  (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


      NAME OF ISSUER            TITLE OF CLASS     CUSIP     VALUE (X 1,000) AMT  SH/PRN INVESTMENT DISCRETION SOLE VOTING AUTHORITY
ABBOTT LABORATORIES             COM             002824 10 0          442.76     8,950 SH     SOLE                          8,950
AFLAC INC                       COM             001055 10 2        2,626.16    61,445 SH     SOLE                         61,445
BERKSHIRE HATHAWAY INC DEL      CL B            084670 20 7       13,920.05     4,189 SH     SOLE                          4,189
BERKSHIRE HATHAWAY INC DEL      CL A            084670 10 8       13,433.00       133 SH     SOLE                            133
BROOKFIELD ASSET MGMT  INC      CL A LTD VT     112585 10 4        1,027.29    45,235 SH     SOLE                         45,235
BROWN & BROWN INC               COM             115236 10 1          926.67    48,365 SH     SOLE                         48,365
C H ROBINSON WORLDWIDE INC      COM NEW         12541W 20 9          576.35     9,980 SH     SOLE                          9,980
CB RICHARD ELLIS GROUP INC A    CL A            12497T 10 1          389.59    33,185 SH     SOLE                         33,185
CEMEX SAB DE CV                 SPON ADR NEW    151290 88 9        1,652.13   127,874 SH     SOLE                        127,874
CHEVRON CORP                    COM             166764 10 0          774.66    10,999 SH     SOLE                         10,999
CHURCH & DWIGHT INC             COM             171340 10 2          678.61    11,960 SH     SOLE                         11,960
COCA COLA CO                    COM             191216 10 0        5,588.02   104,060 SH     SOLE                        104,060
CONAGRA INCORPORATED            COM             205887 10 2          284.22    13,110 SH     SOLE                         13,110
CONTANGO OIL & GAS COMPANY      COM NEW         21075N 20 4          389.59     7,630 SH     SOLE                          7,630
 CORPORATE EXECUTIVE BRD CO     COM             21988R 10 2          224.35     9,010 SH     SOLE                          9,010
DELL INC                        COM             24702R 10 1        5,474.78   358,767 SH     SOLE                        358,767
DENTSPLY INTL INC NEW           COM             249030 10 7          507.39    14,690 SH     SOLE                         14,690
DISNEY WALT CO                  COM DISNEY      254687 10 6          575.42    20,955 SH     SOLE                         20,955
EXXON MOBIL CORP                COM             30231G 10 2        4,031.25    58,756 SH     SOLE                         58,756
FAIRFAX FINANCIAL HLDGS LTD     SUB VTG         303901 10 2        2,682.23     7,235 SH     SOLE                          7,235
FASTENAL CO                     COM             311900 10 4          745.36    19,260 SH     SOLE                         19,260
FLOWERS FOODS                   COM             343498 10 1       18,620.44   708,271 SH     SOLE                        708,271
FRANKLIN ELECTRIC CO            COM             353514 10 2          533.06    18,580 SH     SOLE                         18,580
GENERAL ELECTRIC                COM             369604 10 3          434.10    26,437 SH     SOLE                         26,437
GREENLIGHT CAPITAL RE LTD       CLASS A         G4095J 10 9        2,166.61   115,245 SH     SOLE                        115,245
HCC INS HLDGS INC               COM             404132 10 2          700.98    25,630 SH     SOLE                         25,630
IDEXX LABS CORP                 COM             45168D 10 4          440.50     8,810 SH     SOLE                          8,810
IHS INC                         CL A            451734 10 7          564.99    11,050 SH     SOLE                         11,050
ISHARES TR INDEX                S&P 100 IDX FD  464287 10 1        1,058.52    21,691 SH     SOLE                         21,691
ISHARES TR INDEX                S&P GLB100INDX  464287 57 2          551.84     9,472 SH     SOLE                          9,472
 ISHARES TR INDEX               BARCLYS TIPS BD 464287 17 6          293.21     2,850 SH     SOLE                          2,850
JOHNSON & JOHNSON               COM             478160 10 4        2,598.18    42,670 SH     SOLE                         42,670
KIRBY CORP                      COM             497266 10 6          683.93    18,575 SH     SOLE                         18,575
LABORATORY CORP AMER HLDGS      COM NEW         50540R 40 9          674.74    10,270 SH     SOLE                         10,270
LEVEL 3 COMMUNICATIONS INC      COM             52729N 10 0        2,114.72 1,521,382 SH     SOLE                      1,521,382
LIBERTY MEDIA HOLDING CORP NEW  ENT COM SER A   53071M 50 0          712.57    22,905 SH     SOLE                         22,905
LIBERTY MEDIA HOLDING CORP NEW  INT COM SER A   53071M 10 4          333.49    30,400 SH     SOLE                         30,400
MASTECH HOLDINGS INC            COM             57633B 10 0          130.11    28,825 SH     SOLE                         28,825
MEDTRONIC INC                   COM             585055 10 6          220.25     5,985 SH     SOLE                          5,985
MEREDITH CORP                   COM             589433 10 1          614.97    20,540 SH     SOLE                         20,540
MICROSOFT CORP                  COM             594918 10 4          638.47    24,824 SH     SOLE                         24,824
MILLIPORE CORP                  COM             601073 10 9          635.43     9,035 SH     SOLE                          9,035
MOHAWK INDS INC                 COM             608190 10 4          620.92    13,020 SH     SOLE                         13,020
MONSANTO CO NEW                 COM             61166W 10 1          373.84     4,830 SH     SOLE                          4,830
O REILLY AUTOMOTIVE INC         COM             686091 10 9          935.30    25,880 SH     SOLE                         25,880
PATTERSON COS INC               COM             703395 10 3          745.83    27,370 SH     SOLE                         27,370
PAYCHEX INC                     COM             704326 10 7          738.74    25,430 SH     SOLE                         25,430
 PEPSICO INC                    COM             713448 10 8        1,208.10    20,595 SH     SOLE                         20,595
PERKINELMER INC                 COM             714046 10 9          560.37    29,125 SH     SOLE                         29,125
POLO RALPH LAUREN CORP          CL A            731572 10 3          557.79     7,280 SH     SOLE                          7,280
PROCTER & GAMBLE CO             COM             742718 10 9        2,296.88    39,656 SH     SOLE                         39,656
RUBY TUESDAY, INC.              COM             781182 10 0        2,598.79   308,645 SH     SOLE                        308,645
SHERWIN WILLIAMS CO             COM             824348 10 6          933.98    15,525 SH     SOLE                         15,525
 SIGNET JEWELERS LIMITED        SHS             G81276 10 0          203.27     7,670 SH     SOLE                          7,670
STRAYER ED INC                  COM             863236 10 5          776.03     3,565 SH     SOLE                          3,565
SYMANTEC CORP                   COM             871503 10 8          284.93    17,300 SH     SOLE                         17,300
SYNOVUS FINANCIAL CORP          COM             87161C 10 5          163.58    43,621 SH     SOLE                         43,621
THERMO FISHER SCIENTIFIC        COM             883556 10 2          625.35    14,320 SH     SOLE                         14,320
TOTAL SYSTEMS SERVICES, INC.    COM             891906 10 9          496.86    30,842 SH     SOLE                         30,842
TRIAD GUARANTY INC              COM             895925 10 5           52.09    39,461 SH     SOLE                         39,461
VCA ANTECH INC                  COM             918194 10 1          532.29    19,795 SH     SOLE                         19,795
WASHINGTON POST CO CL B         CL B            939640 10 8        1,213.26     2,592 SH     SOLE                          2,592
WILLIAMS SONOMA INC             COM             969904 10 1          425.84    21,050 SH     SOLE                         21,050
 YUM BRANDS INC                 COM             988498 10 1          218.36     6,468 SH     SOLE                          6,468

                                                            ---------------
# of holdings reported                                 64        108,233.41
                                                            ===============